Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Details of Amounts Receivable and Allowances for Doubtful Accounts	Details of amounts receivable and allowances for doubtful accounts as at April 30, 2022 and 2021 are as follows:

(in thousands)	2022 $	2021 $
Amounts receivable, gross	2,539	2,885
Allowance for doubtful accounts	(36)	(27)

Amounts receivable, net	2,503	2,858

Summary of Classification and Measurement of Financial Assets and Liabilities
At April 30, 2022, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

(in thousands)	Euros (€)	US Dollars (US $)
Cash	4,354	11,671
Amounts receivable	1,453	820
Investment at fair value through profit and loss	111	—

	5,918	12,491

Accounts payable and accrued liabilities	(1,096)	(947)
Deferred acquisition payments	(962)	—
Leases	(521)	(281)

	(2,579)	(1,228)

Net	3,339	11,263

Schedule of Contractual Cash Flow Requirements
Contractual cash flow requirements as at April 30, 2022 were as follows:

(in thousands)	< 1 year $	1—2 years $	2—5 years $	> 5 years $	Total $
Accounts payable and accrued liabilities	4,768	—	—	—	4,768
Leases	954	345	11	—	1,310
Convertible debentures	1,317	—	—	—	1,317

Total	7,039	345	11	—	7,395